Income Taxes - federal and state (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal:
Current	$ 3,287	$ 2,413
Deferred	(489)	(288)
Total	2,798	2,125
State:
Current	249	207
Deferred	(14)	(5)
Total	235	202
Totals	$ 3,033	$ 2,327